Pay vs Performance Disclosure	12 Months Ended					60 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The following table and supporting graphics present information relating to executive compensation and financial performance measures for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022 in satisfaction of Item 402(v) of Regulation S-K. Please see the “Compensation Discussion and Analysis” section for an overview of the Company’s compensation programs.

				(2)
			Average	Average
			Summary	Summary
			Compensation	Compensation	Value of Initial Fixed
			Table	Actually	$100 Investment Based On:
	Summary	(2)	Total for	Paid to		Peer
	Compensation	Compensation	Non-PEO	Non-PEO	Company	Group	(4)	(5)
(1)	Table	Actually	Named	Named	Total	Total	Net	Return on
Fiscal	Total for	Paid to	Executive	Executive	Shareholder	Shareholder	Income	Invested
Year	PEO	PEO	Officers	Officers	Return	Return (3)	($ in 000s)	Capital %
2026	$1,304,968	$1,225,475	$609,486	$603,267	$320.92	$93.21	$114,674	9.18%
2025	$1,012,423	$950,033	$485,466	$474,495	$189.08	$108.97	$41,224	7.62%
2024	$1,195,063	$1,135,160	$561,482	$534,022	$120.83	$112.76	$63,318	8.44%
2023	$1,132,606	$1,171,347	$539,468	$555,777	$111.00	$121.15	$9,231	11.43%
2022	$997,908	$1,016,603	$458,274	$460,107	$109.45	$110.25	$46,200	10.25%

(1)	The named executive officers included in the pay versus performance disclosure were:

Year	Principal Executive Officer (PEO)	Non-PEO Named Executive Officers
2026	Paul L. Palmby	Michael S. Wolcott, Timothy R. Nelson, Dean E. Erstad
2025	Paul L. Palmby	Michael S. Wolcott, Timothy R. Nelson, Dean E. Erstad
2024	Paul L. Palmby	Michael S. Wolcott, Timothy R. Nelson, Dean E. Erstad
2023	Paul L. Palmby	Timothy J. Benjamin, Timothy R. Nelson, Dean E. Erstad
2022	Paul L. Palmby	Timothy J. Benjamin, Timothy R. Nelson

PEO Total Compensation Amount	$ 1,304,968	$ 1,012,423	$ 1,195,063	$ 1,132,606	$ 997,908
PEO Actually Paid Compensation Amount	$ 1,225,475	950,033	1,135,160	1,171,347	1,016,603
Adjustment To PEO Compensation, Footnote
(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and applicable SEC guidance, and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. For fiscal year 2026, Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. (Please note that, while similar adjustment information was provided in our 2025 proxy statement for fiscal year 2025, in our 2024 proxy statement for fiscal year 2024, and in our 2023 proxy statement for fiscal years 2023 and 2022, respectively, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to our stockholders' understanding of the information reported in the Pay Versus Performance table for fiscal year 2026 or the relationship disclosures provided below):

	2026
Adjustments	PEO	Other NEOs
Summary Compensation Table (SCT) Total	$1,304,968	$609,486
(Deduct): Change in actuarial present value of pension benefits	(81,139)	(60,433)
Add: Service cost of pension benefits (6)	-	20,454
(Deduct): SCT "Stock Awards" column value	-	(25,000)
Add: Covered Year-end fair value of outstanding equity awards granted in Covered Year	-	36,722
Add/(deduct): Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	-	16,296
Add/(deduct): Change in fair value (from prior year-end to vest date in Covered Year) of prior year equity awards vested in Covered Year	1,646	5,742
Compensation Actually Paid Total	$1,225,475	$603,267

(3)

The peer group used in this disclosure is the S&P Packaged Foods & Meats Index, which is the same peer group used in the stock performance graph contained within our 2026 Annual Report to Shareholders.

(4)	Net income as reported in our Consolidated Statements of Net Earnings in our 2026 Annual Report to Shareholders.

(5)

Return on Invested Capital was determined to be the most important financial performance measure linking “compensation actually paid” to our company’s performance for fiscal year 2026 and therefore was selected as the fiscal year 2026 “company selected measure” as defined in Item 402(v). Refer to the subsection “Executive Profit Sharing Bonus Plan” within the “Compensation Discussion and Analysis” section of this proxy statement for a full definition of Return on Invested Capital. Prior to fiscal year 2026, the “company selected measure” was Annual Adjusted Earnings. In accordance with applicable SEC rules, the Company has provided Return on Invested Capital within the disclosure table for fiscal years 2022 through 2025 for comparability purposes.

(6)	For fiscal year 2026, the PEO does not have a service cost of pension benefits because he has reached his maximum years of credited service under the Pension Plan.

Non-PEO NEO Average Total Compensation Amount	$ 609,486	485,466	561,482	539,468	458,274
Non-PEO NEO Average Compensation Actually Paid Amount	$ 603,267	474,495	534,022	555,777	460,107
Adjustment to Non-PEO NEO Compensation Footnote
(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and applicable SEC guidance, and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. For fiscal year 2026, Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. (Please note that, while similar adjustment information was provided in our 2025 proxy statement for fiscal year 2025, in our 2024 proxy statement for fiscal year 2024, and in our 2023 proxy statement for fiscal years 2023 and 2022, respectively, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to our stockholders' understanding of the information reported in the Pay Versus Performance table for fiscal year 2026 or the relationship disclosures provided below):

	2026
Adjustments	PEO	Other NEOs
Summary Compensation Table (SCT) Total	$1,304,968	$609,486
(Deduct): Change in actuarial present value of pension benefits	(81,139)	(60,433)
Add: Service cost of pension benefits (6)	-	20,454
(Deduct): SCT "Stock Awards" column value	-	(25,000)
Add: Covered Year-end fair value of outstanding equity awards granted in Covered Year	-	36,722
Add/(deduct): Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	-	16,296
Add/(deduct): Change in fair value (from prior year-end to vest date in Covered Year) of prior year equity awards vested in Covered Year	1,646	5,742
Compensation Actually Paid Total	$1,225,475	$603,267

(3)

The peer group used in this disclosure is the S&P Packaged Foods & Meats Index, which is the same peer group used in the stock performance graph contained within our 2026 Annual Report to Shareholders.

(4)	Net income as reported in our Consolidated Statements of Net Earnings in our 2026 Annual Report to Shareholders.

(5)

Return on Invested Capital was determined to be the most important financial performance measure linking “compensation actually paid” to our company’s performance for fiscal year 2026 and therefore was selected as the fiscal year 2026 “company selected measure” as defined in Item 402(v). Refer to the subsection “Executive Profit Sharing Bonus Plan” within the “Compensation Discussion and Analysis” section of this proxy statement for a full definition of Return on Invested Capital. Prior to fiscal year 2026, the “company selected measure” was Annual Adjusted Earnings. In accordance with applicable SEC rules, the Company has provided Return on Invested Capital within the disclosure table for fiscal years 2022 through 2025 for comparability purposes.

(6)	For fiscal year 2026, the PEO does not have a service cost of pension benefits because he has reached his maximum years of credited service under the Pension Plan.

Compensation Actually Paid vs. Total Shareholder Return

The following charts provide (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation actually paid to our non-PEO named executive officers (in each case as set forth in the pay for performance table above) and (B) each of the performance measures set forth in the pay versus performance table above (net income and return on invested capital).

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

As shown above, the Company has selected Return on Invested Capital (“ROIC”) as the company-selected measure for the pay versus performance disclosure as we believe it represents the most important financial performance measure used to link compensation actually paid to the named executive officers in 2026 to the Company’s performance. ROIC is the performance measure used to determine 2026 annual cash incentive award payouts. The correlation between compensation actually paid and ROIC differs when comparing compensation actually paid and net income as reported on a GAAP basis primarily due to the large non-cash Last-In, First-Out (“LIFO”) credits and charges experienced by the Company in fiscal years 2026, 2025, 2024, 2023 and 2022 as a result of valuing inventory on a LIFO basis. The ROIC calculation excludes the LIFO impact and the associated LIFO reserve.

Total Shareholder Return Amount	$ 320.92	189.08	120.83	111	109.45
Peer Group Total Shareholder Return Amount	93.21	108.97	112.76	121.15	110.25
Net Income (Loss)	$ 114,674,000	$ 41,224,000	$ 63,318,000	$ 9,231,000	$ 46,200,000
Company Selected Measure Amount	0.0918	0.0762	0.0844	0.1143	0.1025
PEO Name						Paul L. Palmby
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (81,139)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,646
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,433)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,454
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,722
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,296
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,742